SHAREHOLDER CONTRIBUTION	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 17. SHAREHOLDER CONTRIBUTION

Awards to distributors contributed by Mr. Zhang and Henan Jufeel related to sales promotion

From September 23, 2016 to December 31, 2016, Kaifeng Jufeel organized sales promotion activities with its customers. As part of these promotional programs, Mr. Zhang and Henan Jufeel gave an aggregate of 5.21% of equity interests of Kaifeng Jufeel to certain customers after these customers paid cash to Kaifeng Jufeel to become exclusive regional distributor and purchase its inventory during that period.

The fair value of the equity interests was $758,929 based on the fair value of the Kaifeng Jufeel during the sales promotion period from September 23, 2016 to December 31, 2016. The fair value of the equity interests was assessed using discounted cash flow method under income approach, with a discount for lack of marketability given that the equity interests underlying the awards were not publicly traded at the time given to these customers. This assessment required complex and subjective judgments regarding Kaifeng Jufeels projected financial and operating results, its unique business risks, the liquidity of the equity interests and its operating history and prospects at the time the equity interests were given. The fair value of these awards was determined using managements estimates and assumptions. Significant estimates and assumptions used included revenue growth rate ranging from 9.1% to 12.5%, terminal growth rate of 3%, and discount rate of 15%.

The equity interests given are deemed as the consideration to its customers in the form of equity instruments. The fair value of the equity interests was presumed to be a reduction of the selling prices of the Companys products and, therefore, characterized as a reduction of revenue.

Compensation expense paid by Mr. Zhang on behalf of the Company.

On September 23, 2016, certain eligible employees were given equity interests of Kaifeng Jufeel by Mr. Zhang, the controlling shareholder of Kaifeng Jufeel. These equity interests given represented 1.32% of Kaifeng Jufeels equity interests. The equity interests given had a one year employment requirement from signing the agreements to the issuance of the certificates. All these employees fulfilled the one year employment requirement. As a result, the expense was recognized on a ratable basis over the requisite service period of one year. The corresponding credit side should be recorded as a liability before the employees earned the equity interests and then transferred to APIC when they satisfied the employment requirement.

The fair value of the equity interests was $155,166, which was based on the fair value of the Kaifeng Jufeel on September 23, 2016. The fair value was assessed using discounted cash flow method under income approach, with a discount for lack of marketability given that the equity interests underlying the awards were not publicly traded. This assessment required complex and subjective judgments regarding Kaifeng Jufeels projected financial and operating results, its unique business risks, the liquidity of the equity interests and its operating history and prospects at the date the equity interests was promised to be given. The fair value of these awards was determined using managements estimates and assumptions. Significant estimates and assumptions used were including revenue growth rate ranging from 9.1% to 12.5%, terminal growth rate of 3%, and discount rate of 15%.

For the years ended December 31, 2018 and 2017, total expenses recorded were $nil and $111,823, respectively.

Expense paid by Mr. Zhang to service providers and cooperation partners

On September 23, 2016, certain service providers for the US listing services and the local cooperation partners for business channel development were given an aggregate of 25.95% of equity interests of Kaifeng Jufeel by Mr. Zhang, the controlling shareholder of Kaifeng Jufeel for the services. The equity interests is subject claw back before services to be completed. The performance commitment date was determined to be the grant date of the awards because performance by the counterparty to earn the equity instruments is probable at grant date. This is due to the nature of the services needed to be provided by the service providers and cooperation partners to earn the shares of the Company. In addition, its provided in the agreement that if the service providers for US listing and cooperation partners for channel development not perform the services to the Company, they are obligated to return the equity interests to Mr. Zhang, and pay the penalty of 15% of the value of equity interests given. It represented a sufficiently large disincentive for nonperformance. As a result, the measurement date is determined to be the commitment date which is the grant date of September 23, 2016 when both parties entered into the agreement and established mutual understanding of the key terms. These service providers and cooperation partners should complete the required services to the Company in a period of time from signing the agreements to the completion of the required services. As a result, the expense was recognized on a ratable basis over the requisite service period. The corresponding credit side should be recorded as a liability before these service providers and local cooperation partners fully earned the equity interests and then transferred to APIC when they completed the service requirements.

The fair value of the equity award was $3,040,448 based on the fair value of the Kaifeng Jufeel on September 23, 2016. The fair value was assessed using discounted cash flow method under income approach, with a discount for lack of marketability given that the equity interests underlying the awards were not publicly traded at the time the equity interests were given. This assessment required complex and subjective judgments regarding the Kaifeng Jufeels projected financial and operating results, its unique business risks, the liquidity of the equity interests and its operating history and prospects at the time the equity interests were given. The fair value of these awards was determined using managements estimates and assumptions. Significant estimates and assumptions used were including revenue growth rate ranging from 9.1% to 12.5%, terminal growth rate of 3%, and discount rate of 15%.

For the years ended December 31, 2018 and 2017, total expenses recorded were $nil and $2,208,348, respectively.